Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share
LOSS PER SHARE
NOTE 16:-	LOSS PER SHARE

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2017		2016		2015
	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
	In thousands	NIS in thousands	In thousands	NIS in thousands	In thousands	NIS in thousands

Number of shares and loss used in the computation of basic and diluted loss per share	32,525	17,311	26,693	26,532	22,953	18,726

b.	To compute diluted loss per share for the year ended December 31, 2017, the total number of 1,921,743 shares subject to outstanding unlisted options have not been taken into account since they have anti-dilutive effect.